CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 80,481	$ 158,333	$ 220,413
Cost of services	(12,267)	(17,799)	(17,396)
Gross profit	68,214	140,534	203,017
Operating income (expenses)
Selling expenses	(30,783)	(56,499)	(58,399)
General and administrative expenses	(77,509)	(99,911)	(119,577)
Other income (loss)	103	5,040	(2,532)
Operating income (loss)	(39,975)	(10,836)	22,509
Foreign exchange gain (loss)	1,222	2,667	(2,784)
Interest income	6,854	11,925	12,562
Interest expense	(10,765)	(16,679)	(21,278)
Change in fair value of securities	828	(19,142)	(18,636)
Government grants	1,523	1,732	1,420
Investment income, net	523	34,253	465
Income (loss) before income taxes	(39,790)	3,920	(5,742)
Income tax expense	(35,772)	(23,504)	(3,006)
Net loss	(75,562)	(19,584)	(8,748)
Net income attributable to noncontrolling interests			2
Net loss attributable to Fang Holdings Limited's shareholders	(75,562)	(19,584)	(8,750)
Comprehensive (loss)
Net loss	(75,562)	(19,584)	(8,748)
Foreign currency translation adjustments	(47,413)	34,089	102,613
Gain (loss) on intra-entity foreign transactions of long-term investment nature	(2,794)	756	2,089
Total comprehensive income (loss)	(125,769)	15,261	95,954
Comprehensive income attributable to noncontrolling interests			2
Comprehensive income (loss) attributable to Fang Holdings Limited's shareholders	$ (125,769)	$ 15,261	$ 95,952
Net loss per share for Class A and Class B ordinary shares
Basic	$ (0.84)	$ (0.22)	$ (0.10)
Diluted	$ (0.84)	$ (0.22)	$ (0.10)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	90,357,275	90,162,557	89,845,281
Diluted	90,357,275	90,162,557	89,845,281
Marketing services
Revenues
Revenues	$ 37,187	$ 70,426	$ 96,753
Listing services
Revenues
Revenues	13,105	31,128	48,541
Leads generation services
Revenues
Revenues	15,760	36,654	59,931
Financial services
Revenues
Revenues	9,716	13,290	7,828
Other services
Revenues
Revenues	$ 4,713	$ 6,835	$ 7,360